Income Tax Expense - Summary of Details Of Changes In Deferred Tax Assets And Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	¥ 5,513
Beginning balance, Deferred tax liabilities	(61)
Beginning balance, Net deferred tax assets	5,452	¥ 4,577
Recognized through profit or (loss)	(3,531)	622
Recognized in other comprehensive income	(129)	321
Other	(84)	(68)
Ending balance, Deferred tax assets	1,766	5,513
Ending balance, Deferred tax liabilities	(58)	(61)
Ending balance, Net deferred tax assets	1,708	5,452
Intangible Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax liabilities	(3,056)	(2,664)
Recognized through profit or (loss)	(1,030)	(392)
Ending balance, Deferred tax liabilities	(4,086)	(3,056)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax liabilities	(652)	(597)
Recognized through profit or (loss)	67	(55)
Ending balance, Deferred tax liabilities	(585)	(652)
Financial assets measured at FVOCI
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax liabilities	(524)	(845)
Recognized in other comprehensive income	(129)	321
Ending balance, Deferred tax liabilities	(653)	(524)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax liabilities	(15)	(71)
Recognized through profit or (loss)	10	56
Ending balance, Deferred tax liabilities	(5)	(15)
Subtotal [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax liabilities	(4,247)	(4,177)
Recognized through profit or (loss)	(953)	(391)
Recognized in other comprehensive income	(129)	321
Ending balance, Deferred tax liabilities	(5,329)	(4,247)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	1,923	1,337
Recognized through profit or (loss)	193	586
Ending balance, Deferred tax assets	2,116	1,923
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	1,669	1,397
Recognized through profit or (loss)	(301)	272
Ending balance, Deferred tax assets	1,368	1,669
Refund Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	807	772
Recognized through profit or (loss)	101	35
Ending balance, Deferred tax assets	908	807
Accruals [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	707	715
Recognized through profit or (loss)	99	(8)
Ending balance, Deferred tax assets	806	707
Trade and other payables [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	180	190
Recognized through profit or (loss)	376	(10)
Ending balance, Deferred tax assets	556	180
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	186
Beginning balance, Deferred tax liabilities	(186)	(113)
Recognized through profit or (loss)	172	73
Ending balance, Deferred tax assets	358	186
Ending balance, Deferred tax liabilities		(186)
Income tax payables [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	305	285
Recognized through profit or (loss)	2	20
Ending balance, Deferred tax assets	307	305
Investments in subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	3,305	3,497
Recognized through profit or (loss)	(3,221)	(124)
Other	(84)	(68)
Ending balance, Deferred tax assets		3,305
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	617	448
Recognized through profit or (loss)	1	169
Ending balance, Deferred tax assets	618	617
Subtotal [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	9,699	8,754
Recognized through profit or (loss)	(2,578)	1,013
Other	(84)	(68)
Ending balance, Deferred tax assets	¥ 7,037	¥ 9,699